Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Provisions

Provisions increased by 103 million euros compared to December 31, 2017. The figure breaks down as follows:

	As of December 31, 2017	Increase	Used through income statement	Used directly	Exchange differences and other changes	As of December 31, 2018
	(millions of euros)
Provision for taxation and tax risks	93	30	—	(21)	2	104
Provision for restoration costs	350	10	—	(13)	1	348
Provision for legal disputes	605	244	—	(134)	(6)	709
Provision for commercial risks	28	18	—	(12)	(1)	33
Provision for risks and charges on investments and corporate-related transactions	32	—	(5)	(6)	—	21
Other provisions	9	3	(4)	(8)	5	5

Total	1,117	305	(9)	(194)	1	1,220

Of which:
Non-current portion	825					876
Current portion	292					344